Net Loss Per Share - Common Stock Equivalents Excluded From the Computation of Diluted Net Income (Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the computation of diluted net income (loss) per share (in shares)	11,101	13,881	10,915
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the computation of diluted net income (loss) per share (in shares)	597	157	304
RSA
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the computation of diluted net income (loss) per share (in shares)	4,184	4,184	4,184
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from the computation of diluted net income (loss) per share (in shares)	6,320	9,540	6,427